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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):  [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hennessy Advisors, Inc.
Address:  The Courtyard Square
          750 Grant Avenue
          Suite 100
          Novato, CA  94945

Form 13F File Number:  028-06715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Teresa M. Nilsen
Title:  Executive Vice President and Chief Financial Officer
Phone:  (415) 899-1555


Signature, Place, and Date of Signing:

/s/ Teresa M. Nilsen                 Novato, CA                     04/21/03
--------------------------------------------------------------------------------
    Teresa M. Nilsen                                                  Date


Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                              -----------

Form 13F Information Table Entry Total:              107
                                              -----------

Form 13F Information Table Value Total:        $ 482,360
                                              -----------
                                              (thousands)


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole      Shared None
------------------------------------------------------------------------------------------------------------------------------------
A T & T CORP               COM     001957505       280      17,306  SH       SOLE                                 17,306
------------------------------------------------------------------------------------------------------------------------------------
AEGON NV                   ADR     007924103       271      35,943  SH       SOLE                                 35,943
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC                  COM     00817Y108    10,348     209,900  SH       SOLE                                209,900
------------------------------------------------------------------------------------------------------------------------------------
ALBEMARLE CORP             COM     012653101     7,585     311,500  SH       SOLE                                311,500
------------------------------------------------------------------------------------------------------------------------------------
ALBERTSONS INC             COM     013104104       298      15,800  SH       SOLE                                 15,800
------------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc           COM     02209S103     1,133      37,824  SH       SOLE                                 37,824
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN GREETINGS
 -CL A                     COM     026375105     7,548     576,200  SH       SOLE                                576,200
------------------------------------------------------------------------------------------------------------------------------------
AMETEK INC                 COM     031100100     7,586     229,800  SH       SOLE                                229,800
------------------------------------------------------------------------------------------------------------------------------------
AMSOUTH BANCORPORATION     COM     032165102       370      18,600  SH       SOLE                                 18,600
------------------------------------------------------------------------------------------------------------------------------------
AON CORP                   COM     037389103       387      18,700  SH       SOLE                                 18,700
------------------------------------------------------------------------------------------------------------------------------------
AVID TECHNOLOGY INC        COM     05367P100     9,131     411,500  SH       SOLE                                411,500
------------------------------------------------------------------------------------------------------------------------------------
BALL CORP                  COM     058498106     9,736     174,800  SH       SOLE                                174,800
------------------------------------------------------------------------------------------------------------------------------------
BANK of AMERICA CORP       COM     060505104     1,110      16,612  SH       SOLE                                 16,612
------------------------------------------------------------------------------------------------------------------------------------
BB&T CORP                  COM     054937107       292       9,300  SH       SOLE                                  9,300
------------------------------------------------------------------------------------------------------------------------------------
BCE INC                    ADR     05534B109       350      19,100  SH       SOLE                                 19,100
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
 ELECTRONICS INC           COM     08160H101     7,269     256,600  SH       SOLE                                256,600
------------------------------------------------------------------------------------------------------------------------------------
BP PLC  -ADS               ADR     055622104       683      17,696  SH       SOLE                                 17,696
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB       COM     110122108       283      13,400  SH       SOLE                                 13,400
------------------------------------------------------------------------------------------------------------------------------------
BUNGE LTD                  COM      sedol -      8,663     344,300  SH       SOLE                                344,300
                                    2788713
------------------------------------------------------------------------------------------------------------------------------------
CARLISLE COS INC           COM     142339100     8,867     219,000  SH       SOLE                                219,000
------------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC            COM     149123101     1,656      33,668  SH       SOLE                                 33,668
------------------------------------------------------------------------------------------------------------------------------------
CEMEX S A  -ADR            ADR     151290889       270      15,500  SH       SOLE                                 15,500
------------------------------------------------------------------------------------------------------------------------------------
CENTRAL GARDEN & PET CO    COM     153527106     9,511     439,500  SH       SOLE                                439,500
------------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP         COM     166764100     1,337      20,683  SH       SOLE                                 20,683
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole      Shared None
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO BRIDGE & IRON CO   ADR     167250109     8,961     551,800  SH       SOLE                                551,800
------------------------------------------------------------------------------------------------------------------------------------
CLARCOR INC                COM     179895107     9,361     258,600  SH       SOLE                                258,600
------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA BTLNG CONS       COM     191098102     6,532     130,900  SH       SOLE                                130,900
------------------------------------------------------------------------------------------------------------------------------------
CONAGRA FOODS INC          COM     205887102       289      14,400  SH       SOLE                                 14,400
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS             COM     20825C104       375       7,000  SH       SOLE                                  7,000
------------------------------------------------------------------------------------------------------------------------------------
COORS (ADOLPH)  -CL B      COM     217016104     6,916     142,600  SH       SOLE                                142,600
------------------------------------------------------------------------------------------------------------------------------------
DELPHI CORP                COM     247126105       296      43,266  SH       SOLE                                 43,266
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR THRIFTY
 AUTOMOTIVE GP             COM     256743105     7,083     425,400  SH       SOLE                                425,400
------------------------------------------------------------------------------------------------------------------------------------
DOW CHEMICAL               COM     260543103       362      13,100  SH       SOLE                                 13,100
------------------------------------------------------------------------------------------------------------------------------------
DU PONT (E I) DE NEMOURS   COM     263534109     1,509      38,835  SH       SOLE                                 38,835
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO           COM     277461109     1,490      50,325  SH       SOLE                                 50,325
------------------------------------------------------------------------------------------------------------------------------------
EGL INC                    COM     268484102     9,426     634,300  SH       SOLE                                634,300
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC DATA
 SYSTEMS CORP              COM     285661104       375      21,300  SH       SOLE                                 21,300
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELECTRIC CO        COM     291011104     1,357      29,920  SH       SOLE                                 29,920
------------------------------------------------------------------------------------------------------------------------------------
ENGINEERED SUPPORT
 SYSTEMS                   COM     292866100     9,823     250,900  SH       SOLE                                250,900
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION    COM     30231G102       727      20,795  SH       SOLE                                 20,795
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL
 FINL INC                  COM     316326107     8,992     263,300  SH       SOLE                                263,300
------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN CORP/CA     COM     318522307     9,518     390,100  SH       SOLE                                390,100
------------------------------------------------------------------------------------------------------------------------------------
FLAGSTAR BANCORP INC       COM     337930101    10,748     407,600  SH       SOLE                                407,600
------------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON
 FINANCIAL CORP            COM     339030108       337      14,100  SH       SOLE                                 14,100
------------------------------------------------------------------------------------------------------------------------------------
FORD MOTOR CO              COM     345370860       282      37,446  SH       SOLE                                 37,446
------------------------------------------------------------------------------------------------------------------------------------
FOSSIL INC                 COM     349882100     7,759     450,600  SH       SOLE                                450,600
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO.       COM     369604103       921      36,115  SH       SOLE                                 36,115
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP        COM     370442105     1,322      39,325  SH       SOLE                                 39,325
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:       Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                               Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion  Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared- Shared-
                                                                   PRN Call  Sole  Defined  Other             Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE PLC
 -SP ADR                   ADR     37733W105       334       9,500  SH       SOLE                              9,500
------------------------------------------------------------------------------------------------------------------------------------
HARMAN INTERNATIONAL
 INDS                      COM     413086109     8,592     146,700  SH       SOLE                            146,700
------------------------------------------------------------------------------------------------------------------------------------
HEINZ (H J) CO             COM     423074103       295      10,100  SH       SOLE                             10,100
------------------------------------------------------------------------------------------------------------------------------------
Hennessy Advisors Inc      COM     425885100     9,457     859,762  SH       SOLE                                            859,762
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTERNATIONAL
 INC                       COM     438516106       953      44,600  SH       SOLE                             44,600
------------------------------------------------------------------------------------------------------------------------------------
HSBC HLDGS PLC -SPON ADR   ADR     404280406       317       6,200  SH       SOLE                              6,200
------------------------------------------------------------------------------------------------------------------------------------
HUNT (JB) TRANSPRT
 SVCS INC                  COM     445658107     8,407     312,300  SH       SOLE                            312,300
------------------------------------------------------------------------------------------------------------------------------------
IMATION CORP               COM     45245A107     8,516     228,800  SH       SOLE                            228,800
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER CO     COM     460146103       628      18,573  SH       SOLE                             18,573
------------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO      COM     46625H100     1,532      64,595  SH       SOLE                             64,595
------------------------------------------------------------------------------------------------------------------------------------
JACOBS ENGINEERING
 GROUP INC                 COM     469814107     9,893     235,500  SH       SOLE                            235,500
------------------------------------------------------------------------------------------------------------------------------------
JARDEN CORP                COM     471109108     8,988     345,700  SH       SOLE                            345,700
------------------------------------------------------------------------------------------------------------------------------------
KELLOGG CO                 COM     487836108       322      10,500  SH       SOLE                             10,500
------------------------------------------------------------------------------------------------------------------------------------
LANDAMERICA FINANCIAL GP   COM     514936103     9,759     245,500  SH       SOLE                            245,500
------------------------------------------------------------------------------------------------------------------------------------
LANDSTAR SYSTEM INC        COM     515098101     8,970     156,000  SH       SOLE                            156,000
------------------------------------------------------------------------------------------------------------------------------------
MARATHON OIL CORP          COM     565849106       396      16,500  SH       SOLE                             16,500
------------------------------------------------------------------------------------------------------------------------------------
MAY DEPARTMENT
 STORES CO                 COM     577778103       298      15,000  SH       SOLE                             15,000
------------------------------------------------------------------------------------------------------------------------------------
MEADWESTVACO CORP          COM     583334107       351      15,400  SH       SOLE                             15,400
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO., INC.          COM     589331107       847      15,466  SH       SOLE                             15,466
------------------------------------------------------------------------------------------------------------------------------------
NAM TAI ELECTRONICS        ADR     629865205     7,362     292,600  SH       SOLE                            292,600
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP         COM     635405103       359      12,900  SH       SOLE                             12,900
------------------------------------------------------------------------------------------------------------------------------------
NBTY INC                   COM     628782104     8,907     469,800  SH       SOLE                            469,800
------------------------------------------------------------------------------------------------------------------------------------
NVR INC                    COM     62944T105     9,212      28,000  SH       SOLE                             28,000
------------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL
 PETROLEUM CORP            COM     674599105       383      12,800  SH       SOLE                             12,800
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole      Shared None
------------------------------------------------------------------------------------------------------------------------------------
OLD DOMINION FREIGHT       COM     679580100     9,422     299,100  SH       SOLE                                299,100
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC SUNWEAR
 CALIF INC                 COM     694873100     9,501     466,900  SH       SOLE                                466,900
------------------------------------------------------------------------------------------------------------------------------------
PACIFICARE HEALTH SYS      COM     695112102     7,730     320,200  SH       SOLE                                320,200
------------------------------------------------------------------------------------------------------------------------------------
PACTIV CORP                COM     695257105     8,548     421,100  SH       SOLE                                421,100
------------------------------------------------------------------------------------------------------------------------------------
PITNEY BOWES INC           COM     724479100       329      10,300  SH       SOLE                                 10,300
------------------------------------------------------------------------------------------------------------------------------------
PNC FINANCIAL SVCS
 GROUP INC                 COM     693475105       364       8,600  SH       SOLE                                  8,600
------------------------------------------------------------------------------------------------------------------------------------
QUIKSILVER INC             COM     74838C106    10,053     328,300  SH       SOLE                                328,300
------------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP          COM     758940100       340      10,500  SH       SOLE                                 10,500
------------------------------------------------------------------------------------------------------------------------------------
RENT-A-CENTER INC          COM     76009N100     9,085     165,400  SH       SOLE                                165,400
------------------------------------------------------------------------------------------------------------------------------------
ROCKWELL AUTOMATION        COM     773903109     8,638     417,272  SH       SOLE                                417,272
------------------------------------------------------------------------------------------------------------------------------------
ROLLINS INC                COM     775711104    11,171     485,050  SH       SOLE                                485,050
------------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC            COM     778296103     7,190     199,100  SH       SOLE                                199,100
------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH
 PETROLEUM -ADR            ADR     780257804       362       8,872  SH       SOLE                                  8,872
------------------------------------------------------------------------------------------------------------------------------------
SAKS INC                   COM     79377W108     5,994     779,500  SH       SOLE                                779,500
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC     COM     78387G103     1,562      77,857  SH       SOLE                                 77,857
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO         COM     812387108       331      13,700  SH       SOLE                                 13,700
------------------------------------------------------------------------------------------------------------------------------------
SELECT COMFORT CORP        COM     81616X103     8,073     800,100  SH       SOLE                                800,100
------------------------------------------------------------------------------------------------------------------------------------
SENSIENT TECHNOLOGIES
 CORP                      COM     81725T100     7,578     378,500  SH       SOLE                                378,500
------------------------------------------------------------------------------------------------------------------------------------
SHELL TRAN&TRADE -ADR      ADR     822703609       337       9,300  SH       SOLE                                  9,300
------------------------------------------------------------------------------------------------------------------------------------
SPRINT FON GROUP           COM     852061100       344      29,307  SH       SOLE                                 29,307
------------------------------------------------------------------------------------------------------------------------------------
TIMKEN CO                  COM     887389104     7,018     449,300  SH       SOLE                                449,300
------------------------------------------------------------------------------------------------------------------------------------
TORO CO                    COM     891092108     9,828     140,300  SH       SOLE                                140,300
------------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY CO          COM     892356106     7,430     225,000  SH       SOLE                                225,000
------------------------------------------------------------------------------------------------------------------------------------
U S BANCORP                COM     902973304       315      16,575  SH       SOLE                                 16,575
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:       Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                               Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion  Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
UGI CORP                   COM     902681105    11,128     243,500  SH       SOLE                              243,500
------------------------------------------------------------------------------------------------------------------------------------
UNION PLANTERS CORP        COM     908068109       326      12,400  SH       SOLE                               12,400
------------------------------------------------------------------------------------------------------------------------------------
UNUMPROVIDENT CORP         COM     91529Y106       205      20,900  SH       SOLE                               20,900
------------------------------------------------------------------------------------------------------------------------------------
VARCO INTERNATIONAL INC    COM     922122106     9,756     532,800  SH       SOLE                              532,800
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS     COM     92343V104       937      26,513  SH       SOLE                               26,513
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL INC      COM     939322103       358      10,150  SH       SOLE                               10,150
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New       COM     949746101       841      18,690  SH       SOLE                                             18,690
------------------------------------------------------------------------------------------------------------------------------------
Westamerica Bancorp        COM     957090103       498      12,622  SH       SOLE                                             12,622
------------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP       COM     958102105    11,391   1,257,300  SH       SOLE                            1,257,300
------------------------------------------------------------------------------------------------------------------------------------
WEYERHAEUSER CO            COM     962166104       359       7,500  SH       SOLE                                7,500
------------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MARKET INC     COM     966837106    10,216     183,600  SH       SOLE                              183,600
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL                                   482,360
------------------------------------------------------------------------------------------------------------------------------------